Cover	Mar. 24, 2024
Cover [Abstract]
Entity Registrant Name	DLT Resolution Inc.
Entity Central Index Key	0001420368
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 24, 2024
Entity File Number	333-148546
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-8248213
Entity Address Address Line 1	5940 S. Rainbow Blvd
Entity Address Address Line 2	Ste 400-32132
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89118
City Area Code	800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	463-5465